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AXA Equitable Life Insurance Company ("AXA Equitable")
MONY Life Insurance Company of America ("MONY America")

SUPPLEMENT DATED NOVEMBER 18, 2013 TO THE MAY 1, 2013, MARKET STABILIZER OPTION(R) ("MSO") PROSPECTUS

VARIABLE LIFE INSURANCE POLICIES

..   INCENTIVE LIFE LEGACY(R) II
..   CORPORATE OWNED INCENTIVE LIFE(R)

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This Supplement modifies certain information in the above-referenced current prospectus, supplements to the prospectus and statements of additional information, as previously supplemented (together the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your policy, please note the following changes:

Effective immediately, we reserve the right to implement a limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option ("Segment Maturity GIO limitation). Accordingly, please note the following changes:

IN "DEFINITIONS," A NEW DEFINITION FOR "SEGMENT MATURITY GIO LIMITATION" IS ADDED AS FOLLOWS:

Segment Maturity GIO Limitation - A specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. AXA Equitable and MONY America reserve the right to implement a specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. The specified percentage limitation can be changed at anytime, but it will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option.

IN "RISK FACTORS," THE FOLLOWING IS ADDED AS THE FOURTEENTH BULLET:

Upon advance notification, AXA Equitable and MONY America reserve the right to implement a Segment Maturity GIO Limitation.

IN "DESCRIPTION OF THE MARKET STABILIZER OPTION(R)," UNDER "SEGMENT MATURITY," LETTER (C) IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

(c) the Segment Maturity GIO transferred to the Unloaned GIO subject to any Segment Maturity GIO Limitation that we may impose.

IN "DESCRIPTION OF THE MARKET STABILIZER OPTION(R)," UNDER "SEGMENT MATURITY," THE THIRD PARAGRAPH IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

However, if we are not offering the MSO at that time, we will transfer the Segment Maturity Value to the investment options available under your policy per your instructions or to the EQ/Money Market investment option if no instructions are received. If the Segment Maturity GIO Limitation is in effect, then you may only allocate up to a specified percentage of your Segment Maturity Value to the guaranteed interest option. That limitation will never be less than 5% of your Segment Maturity Value. Any portion of the Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation will be allocated to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to any other available variable investment option. Please see "Right to Discontinue and Limit Amounts Allocated to the MSO" and "Segment Maturity GIO Limitation" for more information. Although under the appropriate variable life insurance policy we reserve the right to apply a transfer charge up to $25 for each transfer among your investment options, there will be no transfer charges for any of the transfers discussed in this section.

IN "DESCRIPTION OF THE MARKET STABILIZER OPTION(R)," THE FOLLOWING IS ADDED AS A NEW PARAGRAPH BEFORE "RIGHT TO DISCONTINUE AND LIMIT AMOUNTS ALLOCATED TO THE MSO":

SEGMENT MATURITY GIO LIMITATION

Upon advance notification, we reserve the right to limit the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. However, that limitation will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option.

                   EVM-21 (11/13)                                151172 (11/13)
                   IL Legacy II (AXA/MLOA), COIL
                   - New Biz                                            #621482

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     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

  Copyright 2013 AXA Equitable Life Insurance Company and MONY Life Insurance
                              Company of America.
                             All rights reserved.

                     AXA Equitable Life Insurance Company
                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234